Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Minnesota Pipe Line Company Successor	Dec. 31, 2011 Minnesota Pipe Line Company Successor	Nov. 30, 2010 Minnesota Pipe Line Company Predecessor	Dec. 31, 2009 Minnesota Pipe Line Company Predecessor
Schedule of Equity Method Investments [Line Items]
Revenues									$ 8.7	$ 115.6	$ 101.6	$ 101.5
Operating costs and expenses									7.4	53.8	36.8	55.6
Income from operations									1.3	43.2	42.4	18.4
Net income									1.3	43.2	42.4	18.4
Net income available to common shareholders	2.8	0.9	8.7	3.2	5.7	0.1	5.4	1.1	0.5	33.5	33.6	8.7
Current assets									8.0	12.1
Noncurrent assets									507.6	492.8
Total assets									515.6	504.9
Current liabilities									13.8	16.6
Noncurrent liabilities									0.2	0.1
Total liabilities									14.0	16.7
Members capital									$ 501.6	$ 488.2